Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Major Components of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2017, 2016 and 2015 are:

	2017		2016		2015
Current tax expense:
Current year	Ps.	6,317	Ps.	8,574	Ps.	6,060

Deferred tax expense:
Origination and reversal of temporary differences		(1,698)		(2,812)		721
(Benefit) utilization of tax losses recognized		(65)		(1,834)		(2,230)
Total deferred tax expense		(1,763)		(4,646)		(1,509)

Total income tax expense in consolidated net income	Ps.	4,554	Ps.	3,928	Ps.	4,551

2017	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,874	Ps.	2,443	Ps.	6,317

Deferred tax expense:
Origination and reversal of temporary differences		(1,798)		100		(1,698)
Benefit (utilization) of tax losses recognized		179		(244)		(65)

Total deferred tax (benefit)		(1,619)		(144)		(1,763)

Total income tax expense in consolidated net income	Ps.	2,255	Ps.	2,299	Ps.	4,554

2016	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	4,035	Ps.	4,539	Ps.	8,574

Deferred tax expense:
Origination and reversal of temporary differences		(1,117)		(1,695)		(2,812)
Benefit of tax losses recognized		(1,285)		(549)		(1,834)

Total deferred tax (benefit		(2,402)		(2,244)		(4,646)

Total income tax expense in consolidated net income	Ps.	1,633	Ps.	2,295	Ps.	3,928

2015	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,887	Ps.	2,173	Ps.	6,060

Deferred tax expense:
Origination and reversal of temporary differences		427		294		721
Benefit of tax losses recognized		(997)		(1,233)		(2,230)

Total deferred tax expense (benefit)		(570)		(939)		(1,509)

Total income tax expense in consolidated net income	Ps.	3,317	Ps.	1,234	Ps.	4,551

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income

Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items charged or recognized directly in OCI during the year:	2017		2016		2015
Unrealized (gain) loss on cash flow hedges	Ps.	(160)	Ps.	324	Ps.	(19)
Remeasurements of the net defined benefit liability		(61)		12		32

Total income tax recognized in OCI	Ps.	(221)	Ps.	336	Ps.	13

Schedule of Deferred Tax related to Other Comprehensive Income

Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

Income tax related to items charged or recognized directly in OCI as of year end:	2017		2016		2015
Unrealized loss (gain) on derivative financial instruments	Ps.	59	Ps.	227	Ps.	(91)

Comprehensive income to be reclassified to profit or loss in subsequent periods		59		227		(91)

Re-measurements of the net defined benefit liability		(199)		(143)		(112)

Balance of income tax in OCI	Ps.	(140)	Ps.	84	Ps.	(203)

Schedule of Domestic Tax Rate

A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	4.98	1.33	0.50
Income (loss) on monetary position for subsidiaries in hyperinflationary economies	6.72	(2.20)	0.07
Annual inflation tax adjustment	(5.75)	0.15	(2.22)
Non-deductible expenses	(8.84)	2.38	2.92
Non-taxable income	1.87	(0.90)	(0.41)
Income taxed at a rate other than the Mexican statutory rate	(3.5)	2.06	0.75
Effect of restatement of tax values	8.72	(2.29)	(1.16)
Effect of change in statutory rate	0.31	—	0.11
Effect of changes in Venezuela Tax Law	—	7.74	—
Income tax credits	12.7	(7.84)	—
Effect Venezuela (Note 3.3)	(119.13)	—	—
Consolidation Profit Philippines	11.95	—	—
Tax Loss	(9.45)
Other	5.28	(2.98)	0.35

	(64.14)%	27.45%	30.91%

Schedule of Deferred Income Tax

An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of				Consolidated Income Statement
Consolidated Statement of Financial Position	2017		2016		2017		2016		2015
Allowance for doubtful accounts	Ps.	(119)	Ps.	(148)	Ps.	16	Ps.	(8)	Ps.	2
Inventories		(4)		(14)		10		(163)		(15)
Prepaid expenses		17		13		5		(71)		7
Property, plant and equipment, net (1)		(244)		1,599		(2,071)		1,439		(96)
Other assets		(569)		(403)		(166)		167		41
Finite useful lived intangible assets		820		56		761		(289)		112
Indefinite lived intangible assets		2,143		1,458		743		5,280		(26)
Post-employment and other non-current employee benefits		(474)		(229)		(196)		(1)		115
Derivative financial instruments		42		86		(44)		62		22
Contingencies		(2,629)		(1,822)		(807)		(96)		(7)
Employee profit sharing payable		(159)		(166)		6		(14)		(3)
Tax loss carryforwards		(8,088)		(8,101)		(13)		(1,834)		(2,230)
Tax credits to recover (2)		(2,308)		(1,150)		(705)		(1,150)		—
Cumulative other comprehensive income		(141)		84		(224)		—		—
Deductible tax goodwill of business acquisition		—		160		(160)		(1,921)		1,378
Liabilities of amortization of goodwill of business acquisition		5,527		5,921		(394)		45		(32)
Other liabilities		(112)		(2,120)		1,476		(6,092)		(777)

Deferred tax (income)					Ps.	(1,763)	Ps.	(4,646)	Ps.	(1,509)

Deferred tax, asset	Ps.	(8,012)	Ps.	(5,981)
Deferred tax, liability		1,714		1,205

Deferred income taxes, net	Ps.	(6,298)	Ps.	(4,776)

(1)	As a result of the change of Venezuelan tax regulations, on December 31, 2016 the Company recognized a deferred tax liability for an amount of Ps. 1,107 with their corresponding impact on the income tax of the year. Such amount was derecognized during 2017 as a result of the deconsolidation of Venezuela.
(2)	Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with Related and Non-Related Parties.

Schedule of Changes in Net Deferred Income Tax Asset

The changes in the balance of the net deferred income tax liability are as follows:

	2017		2016		2015
Balance at beginning of the year	Ps.	(4,776)	Ps.	(2,975)	Ps.	(1,871)
Deferred tax provision for the year		(1,763)		(4,381)		(1,526)
Change in the statutory rate		—		—		16
Acquisition of subsidiaries, see Note 4		(563)		150		—
Venezuela effect		261		—		—
Effects in equity:
Unrealized loss (gain) on derivative financial instruments		(160)		324		(19)
Unrealized gain on available for sale securities		—		—		—
Cumulative translation adjustment		221		1,766		350
Remeasurements of the net defined benefit liability		(61)		12		32
Inflation adjustment		543		328		43

Balance at end of the year	Ps.	(6,298)	Ps.	(4,776)	Ps.	(2,975)

Schedule of Tax Loss Carryforwards

The tax losses carryforwards and their years of expiration are as follows:

	Tax Loss Carryforwards
2021	Ps.	15
2022		—
2023		—
2024		2
2025		4
2026 and thereafter		8,732
No expiration (Brazil and Colombia until 2016))		16,064

	Ps.	24,817

Summary of Changes in Balance of Tax Loss Carryforwards

The changes in the balance of tax loss carryforwards are as follows:

	2017		2016		2015
Balance at beginning of the year	Ps.	24,791	Ps.	14,900	Ps.	9,400
Increase (see sources above)		3,334		5,616		7,001
Usage of tax losses		(2,723)		(4)		(37)
Effect of foreign currency exchange rates		(585)		4,279		(1,464)

Balance at end of the year	Ps.	24,817	Ps.	24,791	Ps.	14,900